As filed with the Securities and Exchange Commission November 2, 2015

File Nos. 033-31326 and 811-05878

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No._____

Post-Effective Amendment No. 51	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 52	[X]

FRANKLIN VALUE INVESTORS TRUST (as successor to Franklin Value Investors Trust, a Massachusetts business trust)
(Exact Name of Registrant as Specified in Charter)

ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Address of Principal Executive Offices) (Zip Code)

(650) 312-2000
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on November 2, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2)of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

PROSPECTUS

For the purpose of this EDGAR filing, the prospectus of Franklin Value Investors Trust, dated March 1, 2015, as supplemented March 16, 2015, is incorporated by reference to the electronic filings made on February 26, 2015 and March 16, 2015 under the Accession Numbers 0001379491-15-000165 and 0001535538-15-000020, respectively.

PART B

STATEMENT OF ADDITIONAL INFORMATION

For the purpose of this EDGAR filing, the statement of additional information of Franklin Value Investors Trust, dated March 1, 2015, is incorporated by reference to the electronic filing made on February 26, 2015 under the Accession Number 0001379491-15-000165.

FVIT P1 11/15

SUPPLEMENT DATED NOVEMBER 2, 2015

TO THE PROSPECTUS DATED MARCH 1, 2015

OF

FRANKLIN VALUE INVESTORS TRUST

(Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund,  Franklin Large Cap Value Fund, Franklin MicroCap Value Fund, Franklin MidCap Value Fund, Franklin Small Cap Value Fund)

The Prospectus is amended as follows:

I.          The “Fund Summaries – Franklin MidCap Value Fund – Principal Investment Strategies” section beginning on page 32 is revised to add the following:

The Fund also may invest in equity real estate investment trusts (REITs).

II.         The “Fund Summaries – Franklin MidCap Value Fund – Principal Risks” section beginning on page 32 is revised to add the following:

Real Estate Investment Trusts (REITs)    A REIT’s performance depends on the types, values and locations of the properties it owns and how well those properties are managed. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

III.       In the “Fund Details – Franklin MidCap Value Fund – Principal Investment Policies and Practices” section beginning on page 59, the second sentence of the second paragraph is removed and replaced with the following:

Common stocks, preferred stocks, convertible securities (generally debt securities or preferred stock that may be converted into common stocks after certain time periods or under certain circumstances) and equity REITs are examples of equity securities.

IV.       The “Fund Details – Franklin MidCap Value Fund – Principal Risks” section beginning on page 60 is revised to add the following:

Real Estate Investment Trusts (REITs)

“Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type.

Equity REITs may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types of and locations of the properties it owns and how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows. Because a REIT may be invested in a limited number of projects or in a particular market segment, it may be more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole. These risks may also apply to securities of REIT-like entities domiciled outside the U.S.

V.        The “Fund Details – Management” section beginning on page 69 is revised to add the following:

Manager of Managers Structure

Advisory Services and the Fund have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby Advisory Services, as the Fund’s investment manager, can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.

While there is no current intent for the Fund to operate in a Manager of Managers Structure, the use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, Advisory Services has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. Advisory Services will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, Advisory Services will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

VI.       The following information is added to the “Fund Details – Financial Highlights” section beginning on page 78:

Financial Highlights
Franklin All Cap Value Fund
Six Months Ended
April 30, 2015
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.01
Income from investment operations[a]:
Net investment income[b]	0.01
Net realized and unrealized gains (losses)	0.30
Total from investment operations	0.31
Less distributions from:
Net investment income	(0.01)
Net realized gains	(0.43)
Total distributions	(0.44)
Net asset value, end of period	$12.88

Total return[c]	2.59%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.42%
Expenses net of waiver and payments by
affiliates	1.26%
Net investment income	0.18%

Supplemental data
Net assets, end of period (000’s)	$45,683
Portfolio turnover rate	41.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin All Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.74
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)
Net realized and unrealized gains (losses)	0.29
Total from investment operations	0.26
Less distributions from:
Net investment income	—
Net realized gains	(0.43)
Total distributions	(0.43)
Net asset value, end of period	$12.57

Total return[c]	2.33%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	2.11%
Expenses net of waiver and payments by
affiliates	1.95%
Net investment income (loss)	(0.51)%

Supplemental data
Net assets, end of period (000’s)	$8,020
Portfolio turnover rate	41.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin All Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.00
Income from investment operations[a]:
Net investment income (loss)[b]	(—)[c]
Net realized and unrealized gains (losses)	0.31
Total from investment operations	0.31
Less distributions from:
Net investment income	(—)[c]
Net realized gains	(0.43
Total distributions	(0.43
Net asset value, end of period	$12.88

Total return[d]	2.60%

Ratios to average net assets[e]
Expenses before waiver and payments by
affiliates	1.61%
Expenses net of waiver and payments by
affiliates	1.45%
Net investment income (loss)	(0.01)%

Supplemental data
Net assets, end of period (000’s)	$64
Portfolio turnover rate	41.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.

cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Franklin All Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$13.09
Income from investment operations[a]:
Net investment income[b]	0.03
Net realized and unrealized gains (losses)	0.30
Total from investment operations	0.33
Less distributions from:
Net investment income	(0.05)
Net realized gains	(0.43)
Total distributions	(0.48)
Net asset value, end of period	$12.94

Total return[c]	2.76%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.11%
Expenses net of waiver and payments by
affiliates	0.95%
Net investment income	0.49%

Supplemental data
Net assets, end of period (000’s)	$3,042
Portfolio turnover rate	41.61%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Financial Highlights
Franklin Balance Sheet Investment Fund
Six Months Ended
April 30, 2015
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$51.55
Income from investment operations[a]:
Net investment income[b]	0.12
Net realized and unrealized gains (losses)	(1.12)
Total from investment operations	(1.00)
Less distributions from:
Net investment income	(0.17)
Net realized gains	(7.59)
Total distributions	(7.76)
Net asset value, end of period	$42.79

Total return[c]	(1.46)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.91%
Expenses net of waiver and payments by
affiliates	0.90%
Net investment income	0.55%

Supplemental data
Net assets, end of period (000’s)	$1,079,434
Portfolio turnover rate	14.89%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[d]Ratios are annualized for periods less than one year.

Franklin Balance Sheet Investment Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$50.22
Income from investment operations[a]:
Net investment income (loss)[b]	(0.04)
Net realized and unrealized gains (losses)	(1.10)
Total from investment operations	(1.14)
Less distributions from:
Net investment income	—
Net realized gains	(7.59)
Total distributions	(7.59)
Net asset value, end of period	$41.49

Total return[c]	(1.83)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.66%
Expenses net of waiver and payments by
affiliates	1.65%
Net investment income (loss)	(0.20)%

Supplemental data
Net assets, end of period (000’s)	$84,856
Portfolio turnover rate	14.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin Balance Sheet Investment Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$51.48
Income from investment operations[a]:
Net investment income[b]	0.07
Net realized and unrealized gains (losses)	(1.11)
Total from investment operations	(1.04)
Less distributions from:
Net investment income	(0.01)
Net realized gains	(7.59)
Total distributions	(7.60)
Net asset value, end of period	$42.84

Total return[c]	(1.57)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.16%
Expenses net of waiver and payments by
affiliates	1.15%
Net investment income	0.30%

Supplemental data
Net assets, end of period (000’s)	$11,402
Portfolio turnover rate	14.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin Balance Sheet Investment Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$52.70
Income from investment operations[a]:
Net investment income[b]	0.21
Net realized and unrealized gains (losses)	(1.14)
Total from investment operations	(0.93)
Less distributions from:
Net investment income	(0.39)
Net realized gains	(7.59)
Total distributions	(7.98)
Net asset value, end of period	$43.79

Total return[c]	(1.25)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.50%
Expenses net of waiver and payments by affiliates	0.49%
Net investment income	0.96%

Supplemental data
Net assets, end of period (000’s)	$7,636
Portfolio turnover rate	14.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin Balance Sheet Investment Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$52.68
Income from investment operations[a]:
Net investment income[b]	0.17
Net realized and unrealized gains (losses)	(1.14)
Total from investment operations	(0.97)
Less distributions from:
Net investment income	(0.31)
Net realized gains	(7.59)
Total distributions	(7.90)
Net asset value, end of period	$43.81

Total return[c]	(1.34)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.66%
Expenses net of waiver and payments by
affiliates	0.65%
Net investment income	0.80%

Supplemental data
Net assets, end of period (000’s)	$113,931
Portfolio turnover rate	14.89%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Financial Highlights
Franklin Large Cap Value Fund
Six Months Ended
April 30, 2015
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.91
Income from investment operations[a]:
Net investment income[b]	0.07
Net realized and unrealized gains (losses)	0.28
Total from investment operations	0.35
Less distributions from:
Net investment income	(0.11)
Net realized gains	(0.24)
Total distributions	(0.35)
Net asset value, end of period	$18.91

Total return[c]	1.91%

Ratios to average net assets[d]
Expenses	1.28%[e]
Net investment income	0.80%

Supplemental data
Net assets, end of period (000’s)	$163,692
Portfolio turnover rate	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Large Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.67
Income from investment operations[a]:
Net investment income (loss)[b]	0.01
Net realized and unrealized gains (losses)	0.28
Total from investment operations	0.29
Less distributions from:
Net investment income	—
Net realized gains	(0.24)
Total distributions	(0.24)
Net asset value, end of period	$18.72

Total return[c]	1.61%

Ratios to average net assets[d]
Expenses	1.98%[e]
Net investment income (loss)	0.10%

Supplemental data
Net assets, end of period (000’s)	$40,193
Portfolio turnover rate	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Large Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.76
Income from investment operations[a]:
Net investment income[b]	0.06
Net realized and unrealized gains (losses)	0.26
Total from investment operations	0.32
Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.24)
Total distributions	(0.30)
Net asset value, end of period	$18.78

Total return[c]	1.79%

Ratios to average net assets[d]
Expenses	1.48%[e]
Net investment income	0.60%

Supplemental data
Net assets, end of period (000’s)	$4,827
Portfolio turnover rate	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Large Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.87
Income from investment operations[a]:
Net investment income[b]	0.11
Net realized and unrealized gains (losses)	0.27
Total from investment operations	0.38
Less distributions from:
Net investment income	(0.19)
Net realized gains	(0.24)
Total distributions	(0.43)
Net asset value, end of period	$18.82

Total return[b]	2.12%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.83%
Expenses net of waiver and payments by affiliates	0.83%[e]
Net investment income	1.25%

Supplemental data
Net assets, end of period (000’s)	$8,390
Portfolio turnover rate	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Large Cap Value Fund (continued)
	Six Months Ended
	April 30, 2015
	(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.86
Income from investment operations[a]:
Net investment income[b]	0.10
Net realized and unrealized gains (losses)	0.27
Total from investment operations	0.37
Less distributions from:
Net investment income	(0.16)
Net realized gains	(0.24)
Total distributions	(0.40)
Net asset value, end of period	$18.83

Total return[c]	2.07%

Ratios to average net assets[d]
Expenses	0.98	% [e]
Net investment income	1.10%

Supplemental data
Net assets, end of period (000’s)	$7,291
Portfolio turnover rate	8.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Financial Highlights
Franklin MicroCap Value Fund
Six Months Ended
April 30, 2015
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$39.88
Income from investment operations[a]:
Net investment income (loss)[b]	0.03
Net realized and unrealized gains (losses)	(1.19)
Total from investment operations	(1.16)
Less distributions from:
Net investment income	—
Net realized gains	(3.65)
Total distributions	(3.65)
Net asset value, end of period	$35.07

Total return[c]	(2.55)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.17%
Expenses net of waiver and payments by
affiliates	1.16%
Net investment income (loss)	0.19%

Supplemental data
Net assets, end of period (000’s)	$308,255
Portfolio turnover rate	5.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin MicroCap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$39.94
Income from investment operations[a]:
Net investment income[b]	0.10
Net realized and unrealized gains (losses)	(1.20)
Total from investment operations	(1.10)
Less distributions from:
Net investment income	—
Net realized gains	(3.65)
Total distributions	(3.65)
Net asset value, end of period	$35.19

Total return[c]	(2.36)%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.80%
Expenses net of waiver and payments by affiliates	0.79%
Net investment income	0.56%

Supplemental data
Net assets, end of period (000’s)	$22,628
Portfolio turnover rate	5.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin MicroCap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$39.90
Income from investment operations[a]:
Net investment income[b]	0.08
Net realized and unrealized gains (losses)	(1.20)
Total from investment operations	(1.12)
Less distributions from:
Net investment income	—
Net realized gains	(3.65)
Total distributions	(3.65)
Net asset value, end of period	$35.13

Total return[c]	(2.44)%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	0.93%
Expenses net of waiver and payments by
affiliates	0.92%
Net investment income	0.43%

Supplemental data
Net assets, end of period (000’s)	$76,408
Portfolio turnover rate	5.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Financial Highlights
Franklin MidCap Value Fund
Six Months Ended
April 30, 2015
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.13
Income from investment operations[a]:
Net investment income[b]	0.08
Net realized and unrealized gains (losses)	0.27
Total from investment operations	0.35
Less distributions from:
Net investment income	(0.11)
Net realized gains	(0.31)
Total distributions	(0.42)
Net asset value, end of period	$16.06

Total return[c]	2.27%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.54%
Expenses net of waiver and payments by
affiliates	1.35%
Net investment income	0.96%

Supplemental data
Net assets, end of period (000’s)	$135,992
Portfolio turnover rate	26.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin MidCap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.87
Income from investment operations[a]:
Net investment income (loss)[b]	0.02
Net realized and unrealized gains (losses)	0.26
Total from investment operations	0.28
Less distributions from:
Net investment income	—
Net realized gains	(0.31)
Total distributions	(0.31)
Net asset value, end of period	$15.84

Total return[c]	1.84%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	2.24%
Expenses net of waiver and payments by
affiliates	2.05%
Net investment income (loss)	0.26%

Supplemental data
Net assets, end of period (000’s)	$25,799
Portfolio turnover rate	26.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin MidCap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.09
Income from investment operations[a]:
Net investment income[b]	0.06
Net realized and unrealized gains (losses)	0.26
Total from investment operations	0.32
Less distributions from:
Net investment income	(0.06)
Net realized gains	(0.31)
Total distributions	(0.37)
Net asset value, end of period	$16.04

Total return[c]	2.11%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.74%
Expenses net of waiver and payments by
affiliates	1.55%
Net investment income	0.76%

Supplemental data
Net assets, end of period (000’s)	$989
Portfolio turnover rate	26.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Franklin MidCap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.23
Income from investment operations[a]:
Net investment income[b]	0.10
Net realized and unrealized gains (losses)	0.26
Total from investment operations	0.36
Less distributions from:
Net investment income	(0.15)
Net realized gains	(0.31)
Total distributions	(0.46)
Net asset value, end of period	$16.13

Total return[c]	2.38%

Ratios to average net assets[d]
Expenses before waiver and payments by
affiliates	1.24%
Expenses net of waiver and payments by
affiliates	1.05%
Net investment income	1.26%

Supplemental data
Net assets, end of period (000’s)	$4,612
Portfolio turnover rate	26.84%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

Financial Highlights
Franklin Small Cap Value Fund
Six Months Ended
April 30, 2015
(unaudited)
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$58.96
Income from investment operations[a]:
Net investment income[b]	0.13
Net realized and unrealized gains (losses)	0.37
Total from investment operations	0.50
Less distributions from:
Net investment income	(0.12)
Net realized gains	(5.09)
Total distributions	(5.21)
Net asset value, end of period	$54.25

Total return[c]	1.40%

Ratios to average net assets[d]
Expenses	1.13%[e]
Net investment income	0.48%

Supplemental data
Net assets, end of period (000’s)	$1,192,672
Portfolio turnover rate	12.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$54.53
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)
Net realized and unrealized gains (losses)	0.32
Total from investment operations	0.27
Less distributions from:
Net investment income	—
Net realized gains	(5.09)
Total distributions	(5.09)
Net asset value, end of period	$49.71

Total return[c]	1.06%

Ratios to average net assets[d]
Expenses	1.83%[e]
Net investment income (loss)	(0.22)%

Supplemental data
Net assets, end of period (000’s)	$259,434
Portfolio turnover rate	12.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$58.40
Income from investment operations[a]:
Net investment income[b]	0.08
Net realized and unrealized gains (losses)	0.36
Total from investment operations	0.44
Less distributions from:
Net investment income	(—)[c]
Net realized gains	(5.09)
Total distributions	(5.09)
Net asset value, end of period	$53.75

Total return[d]	1.30%

Ratios to average net assets[e]
Expenses	1.33%[f]
Net investment income	0.28%

Supplemental data
Net assets, end of period (000’s)	$261,326
Portfolio turnover rate	12.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.

dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$61.09
Income from investment operations[a]:
Net investment income[b]	0.27
Net realized and unrealized gains (losses)	0.39
Total from investment operations	0.66
Less distributions from:
Net investment income	(0.44)
Net realized gains	(5.09)
Total distributions	(5.53)
Net asset value, end of period	$56.22

Total return[c]	1.67%

Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	0.61%
Expenses net of waiver and payments by affiliates	0.61%[e]
Net investment income	1.00%

Supplemental data
Net assets, end of period (000’s)	$65,675
Portfolio turnover rate	12.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Small Cap Value Fund (continued)
Six Months Ended
April 30, 2015
(unaudited)
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$61.01
Income from investment operations[a]:
Net investment income[b]	0.22
Net realized and unrealized gains (losses)	0.39
Total from investment operations	0.61
Less distributions from:
Net investment income	(0.31)
Net realized gains	(5.09)
Total distributions	(5.40)
Net asset value, end of period	$56.22

Total return[c]	1.56%

Ratios to average net assets[d]
Expenses	0.83%[e]
Net investment income	0.78%

Supplemental data
Net assets, end of period (000’s)	$769,905
Portfolio turnover rate	12.43%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the semi-annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates rounds to less than 0.01%.

VII. All references in the prospectus  to “Franklin Templeton Bank & Trust” and “FTB&T” are replaced with “Fiduciary Trust International of the South, a member of the Franklin Templeton Investments Family of Companies” and “FTIOS,” respectively.

Please keep this supplement with your prospectus for future reference.

FVIT SA1 11/15

SUPPLEMENT DATED NOVEMBER 2, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2015

OF

FRANKLIN VALUE INVESTORS TRUST

(Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund,  Franklin Large Cap Value Fund, Franklin MicroCap Value Fund, Franklin MidCap Value Fund, Franklin Small Cap Value Fund)

The Statement of Additional Information (SAI) is amended as follows:

I.          The second paragraph on page 1 is supplemented as follows:

The unaudited financial statements in the Fund’s Semi-Annual Report to Shareholders, for the period ended April 30, 2015, are incorporated by reference (are legally a part of this SAI).

II.         The information under the sub-heading “Independent Board Members” in the section entitled “Officers and Trustees” beginning on page 21 of the SAI is replaced with the following:

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen or to be Overseen by Trustee[1]	Other Directorships Held During at Least the Past Five Years
Edward I. Altman, Ph.D. (1941) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since April 2015	17	None

Principal Occupation During at Least the Past 5 Years:

Max L. Heine Professor of Finance and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly, Vice Director, Salomon Center, Stern School of Business, New York University.

Ann Torre Bates (1958) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since April 2015	43

Navient Corporation (loan management, servicing and asset recovery) (2014-present), Ares Capital Corporation (specialty finance company) (2010-present), United Natural Foods, Inc. (distributor of natural, organic and specialty foods) (2013-present), Allied Capital Corporation (financial services) (2003-2010) and SLM Corporation (Sallie Mae) (1997-2014).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

Burton J. Greenwald (1929) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Vice Chairman of the Board	Trustee since 2001 and Vice Chairman of the Board since April 2015	17	Franklin Templeton Emerging Markets Debt Opportunities Fund PLC and Fiduciary International Ireland Limited (1999-2015).

Principal Occupation During at Least the Past 5 Years:

Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly, Chairman, Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute; and Chairman, ICI Public Information Committee.

Keith E. Mitchell (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since April 2015	17	None

Principal Occupation During at Least the Past 5 Years:

Director of various boards of asset management firms; and formerly, Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC (formerly, Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.

David W. Niemiec (1949) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2011	42	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Advisor, Saratoga Partners (private equity fund); and formerly, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

Charles Rubens II (1930) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1989	17	None
Principal Occupation During at Least the Past 5 Years: Private investor and president of non-profit organizations; and formerly, an executive of Time, Inc.; and Trustee of Colorado College.
Jan Hopkins Trachtman (1947) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since April 2015	17	None

Principal Occupation During at Least the Past 5 Years:

President and Founder, The Jan Hopkins Group (communications consulting firm); President, Economic Club of New York; serves on Advisory Board of Knight Bagehot Fellowship; and formerly, Anchor/Correspondent, CNN Financial News (until 2003); Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News’ World News Tonight; and Editor, CBS Network News.

Robert E. Wade (1946) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Trustee since 2004 and Chairman of the Board since April 2015	43	El Oro Ltd (investments) (2008 – present)
Principal Occupation During at Least the Past 5 Years: Attorney at law engaged in private practice (1972-2008) and member of various boards.
Gregory H. Williams (1943) One Franklin Parkway San Mateo, Ca 94403-1906	Trustee	Since 2008	16	None

Principal Occupation During at Least the Past 5 Years:

Private investor; Consultant; and formerly, President, University of Cincinnati (2009-2012); President, The City College of New York (2001-2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law, University of Iowa (1977-1993).

III.       The information under the sub-heading “Interested Board Members and Officers” in the section entitled “Officers and Trustees” beginning on page 22 of the SAI is replaced with the following:

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen or to be Overseen by Trustee[1]	Other Directorships Held During at Least the Past Five Years
Gregory E. Johnson[2] (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since April 2015	162	None

Principal Occupation During at Least the Past 5 Years:

Chairman of the Board, Member - Office of the Chairman, Director and Chief Executive Officer, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; Vice Chairman, Investment Company Institute; and formerly, President of Franklin Resources, Inc. (1994-2015)..

Jennifer M. Johnson[3] (1964) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since April 2015	9	None

Principal Occupation During at Least the Past 5 Years:

Co-President, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of three of the investment companies in Franklin Templeton Investments; formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

William J. Lippman[4] (1925) 55 Challenger Road, Suite 501 Ridgefield Park, NJ 07660	Trustee	Since 1989	7	None

Principal Occupation During at Least the Past 5 Years:

Officer and/or director or trustee, as the case may be, of two of the investment companies in Franklin Templeton Investments; and formerly, President, Franklin Advisory Services, LLC (1999-2014); and Director, Templeton Worldwide, Inc. (1994-2014).

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton Investments; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; Vice President, Franklin Advisers, Inc. and Franklin Templeton Institutional, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Secretary and Vice President	Secretary since 2005 and Vice President since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc. and Franklin Alternative Strategies Advisers, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Selena L. Holmes (1965) 100 Fountain Parkway St. Petersburg, FL 33716-1205	Vice President – AML Compliance	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance Monitoring; Chief Compliance Officer, Franklin Alternative Strategies Advisers, LLC; Vice President, Franklin Templeton Companies, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 1989	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin Templeton Investments.

Robert G. Kubilis (1973) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting, Franklin Templeton Investments; and officer of four of the investment companies in Franklin Templeton Investments.

Kimberly H. Novotny (1972) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Associate General Counsel, Franklin Templeton Investments; Vice President, Fiduciary Trust International of the South; Vice President, Templeton Investment Counsel, LLC; Assistant Secretary, Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

Robert C. Rosselot (1960) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Chief Compliance Officer	Since 2013	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Director, Global Compliance, Franklin Templeton Investments; Vice President, Franklin Templeton Companies, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and formerly, Senior Associate General Counsel, Franklin Templeton Investments (2007-2013); and Secretary and Vice President, Templeton Group of Funds (2004-2013).

Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2006	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.

Donald G. Taylor (1954) 55 Challenger Road, Suite 501 Ridgefield Park, NJ 07660	President and Chief Executive Officer-Investment Management	Since 2014	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; and officer of two of the investment companies in Franklin Templeton Investments.

Navid Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since November 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President	Since 2011	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 45 of the investment companies in Franklin Templeton Investments.

1.    We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

 2.   Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

3.    Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer of Resources, which is the parent company of the Fund’s investment manager and distributor.

4.    William J. Lippman is considered to be an interested person of the Fund under the federal securities laws due to his position as a shareholder of Resources, which is the parent company of the Fund’s investment manager and distributor, and his longstanding former position as an officer of the Fund’s investment manager and director of another subsidiary of Resources.

Note:  Gregory E. Johnson and Jennifer M. Johnson are siblings. Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson and Jennifer M. Johnson.

The Trust’s independent board members constitute the sole independent board members of four investment companies, the Trust, Franklin Managed Trust, Franklin Mutual Series Funds and Franklin Alternative Strategies Funds, in the Franklin Templeton Investments complex. With respect to such service, each independent board member currently is paid a $215,000 annual retainer, a portion of which is allocated to the Trust, and a $7,000 per meeting fee for attendance at regularly scheduled board meetings, a portion of which is allocated to the Trust for meetings held jointly with the boards of Franklin Managed Trust, Franklin Mutual Series Funds and/or Franklin Alternative Strategies Funds. To the extent held, a $5,000 per meeting fee ($2,000 for meetings via phone) may also be paid for attendance at specially held board meetings, a portion of which is also allocated to the Trust for meetings held jointly with the boards of Franklin Managed Trust, Franklin Mutual Series Funds and/or Franklin Alternative Strategies Funds. Robert E. Wade, who serves as Chairman of the Board of the Trust, Franklin Managed Trust, Franklin Mutual Series Funds and Franklin Alternative Strategies Funds, receives an additional retainer of $80,000 per year for serving as the Chairman of each such Board, a portion of which is allocated to the Trust. Burton J. Greenwald, who serves as Vice Chairman of the Board of the Trust, Franklin Managed Trust, Franklin Mutual Series Funds and Franklin Alternative Strategies Funds, receives an additional retainer of $25,000 per year for serving as the Vice Chairman of each such Board, a portion of which is allocated to the Trust. Board members who serve on the Audit Committee of the Trust receive a flat fee of $3,000 per committee meeting attended, a portion of which is allocated to the Trust for meetings held jointly with the Audit Committees of Franklin Managed Trust, Franklin Mutual Series Funds and/or Franklin Alternative Strategies Funds. Ann Torre Bates, who serves as Chair of the Audit Committees of the Trust, Franklin Managed Trust, Franklin Mutual Series Funds and Franklin Alternative Strategies Funds, receives an additional retainer of $15,000 per year, a portion of which is allocated to the Trust. Other committee members receive $2,000 for each meeting attended, a portion of which is allocated to the Trust for meetings held jointly with the committees of Franklin Managed Trust, Franklin Mutual Series Funds and/or Franklin Alternative Strategies Funds, which includes meetings of independent trustees held in consideration of approval of investment management agreements other than those held during regular board meeting occasions. Members of a committee are not separately compensated for any committee meeting held on the day of a board meeting. The following table provides the total fees paid to independent board members by the Trust and by other funds in Franklin Templeton Investments.

IV.       The table providing the total fees paid to independent Board members in the section entitled “Officers and Trustees” on page 24 of the SAI is replaced with the following:

Name	Total Fees Received from the Trust ($)[1]	Total Fees Received from Franklin Templeton Investments ($)[2]	Number of Boards in Franklin Templeton Investments on which Each Serves[3]
Edward I. Altman, Ph.D.[4]	0	233,000	4
Ann Torre Bates[4]	0	451,000	18
Burton J. Greenwald	53,398	365,000	4
Keith Mitchell	0	200,000	4
David W. Niemiec	50,571	343,000	18
Charles Rubens II	47,232	317,000	4
Jan Hopkins Trachtman	0	202,000	4
Robert E. Wade[4]	47,232	620,000	18
Gregory H. Williams	47,232	111,000	4

1.            For the fiscal year ended October 31, 2014.

2.            For the calendar year ended December 31, 2014.

3.            We base the number of boards on the number of U.S. registered investment companies in Franklin Templeton Investments. This number does not include the total number of series or portfolios within each investment company for which the board members are responsible.

4.            Mr. Altman, Ms. Bates and Mr. Wade may, in the future, receive payments pursuant to a discontinued retirement plan that generally provides payments to Independent Trustees who have served seven years or longer as board members of Franklin Mutual Series Funds.

V.        The tables providing the dollar range of equity securities beneficially owned by the board members in the section entitled “Officers and Trustees” on page 25 of the SAI are replaced with the following:

Independent Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in all Portfolios Overseen by the Board Member in Franklin Templeton Fund Complex
Edward I. Altman, Ph.D.	None	Over $100,000
Ann Torre Bates	None	Over $100,000
Burton J. Greenwald	Over $100,000/Franklin Balance Sheet Investment Fund Over $100,000/Franklin MicroCap Value Fund	Over $100,000
Keith Mitchell	None	Over $100,000
David W. Niemiec	Over $100,000/Franklin Small Cap Value Fund	Over $100,000
Charles Rubens II

Over $100,000/Franklin All Cap Value Fund

Over $100,000/Franklin Balance Sheet Investment Fund

Over $100,000/Franklin Large Cap Value Fund

Over $100,000/Franklin MicroCap Value Fund

Over $100,000/Franklin MidCap Value Fund

Over $100,000/Franklin Small Cap Value Fund

Over $100,000
Jan Hopkins Trachtman	None	Over $100,000
Robert E. Wade

$10,001-$50,000/Franklin All Cap Value Fund

$10,001-$50,000/Franklin Balance Sheet Investment Fund

Over $100,000/Franklin Large Cap Value Fund

Over $100,000/Franklin MicroCap Value Fund

Over $100,000/Franklin MidCap Value Fund

Over $100,000/Franklin Small Cap Value Fund

Over $100,000
Gregory H. Williams

$10,001-$50,000/Franklin All Cap Value Fund

Over $100,000/Franklin Balance Sheet Investment Fund

Over $100,000/Franklin Large Cap Value Fund

Over $100,000/Franklin MicroCap Value Fund

$50,001-$100,000/Franklin MidCap Value Fund

Over $100,000/Franklin Small Cap Value Fund

Over $100,000

Interested Board Members

Name of Board Member	Dollar Range of Equity Securities in Each Series of the Trust	Aggregate Dollar Range of Equity Securities in all Portfolios Overseen by the Board Member in Franklin Templeton Fund Complex
Gregory E. Johnson	None	Over $100,000
Jennifer M. Johnson	None	Over $100,000
William J. Lippman

Over $100,000/Franklin All Cap Value Fund

Over $100,000/Franklin Balance Sheet Investment Fund

Over $100,000/Franklin Large Cap Value Fund

Over $100,000/Franklin MicroCap Value Fund

Over $100,000/Franklin MidCap Value Fund

Over $100,000/Franklin Small Cap Value Fund

Over $100,000

VI.       The first paragraph under the sub-heading “Board committees” in the section entitled “Officers and Trustees” beginning on page 25 of the SAI is replaced with the following:

The board maintains three standing committees: the Audit Committee, the Nominating and Corporate

Governance Committee, and the Trustees’ Compensation and Performance Committee. The Audit Committee is generally responsible for recommending the selection of the Trust’s independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and review matters relating to the Trust’s financial reports and internal controls. The Audit Committee is comprised of the following independent Trustees of the Trust: Edward I. Altman, Ann Torre Bates (Chair), Burton J. Greenwald, David W. Niemiec and Robert E. Wade. The Nominating and Corporate Governance Committee is responsible for nominating candidates for independent board member positions and for consideration of matters relating to corporate governance. It is composed of Burton J. Greenwald (Chair), Jan Hopkins Trachtman, Charles Rubens II, Robert E. Wade and Gregory H. Williams. The Trustees Compensation and Performance Committee is generally responsible for recommending compensation and meeting fees for independent trustees and for evaluating board performance. The Trustees Compensation and Performance Committee is composed of Edward I. Altman, Ann Torre Bates, Keith E. Mitchell, Charles Rubens II (Chair) and Robert E. Wade.

VII.      All references to the Nominating Committee in the SAI are replaced with references to the Nominating and Corporate Governance Committee.

VIII.     The last paragraph under the sub-heading “Board committees” in the section entitled “Officers and Trustees” on page 26 of the SAI is replaced with the following:

During the fiscal year ended October 31, 2014, the Audit Committee met four times and the Nominating and Corporate Governance Committee met once.  The Trustees’ Compensation and Performance Committee was recently established and, therefore, did not meet during the fiscal year ended October 31, 2014.

IX.       The information under the sub-heading “Trustee qualifications” in the section entitled “Officers and Trustees” on page 27 of the SAI is replaced with the following:

Information on the Trust’s officers and trustees appears above including information on the business activities of trustees during the past five years and beyond. In addition to personal qualities, such as integrity, the role of an effective Fund trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to their duties and fiduciary obligations. The board believes that the specific background of each trustee evidences such ability and is appropriate to his serving on the Fund’s board of trustees. As indicated, Edward I. Altman, Ph.D., is a Professor of Finance and author of numerous financial publications; Ann Torre Bates has served as chief financial officer of a major corporation and as a board member of a number of public companies; Burton J. Greenwald has a background in the financial industry, including service as president of two mutual fund companies and served as a past governor of the Investment Company Institute; Keith E. Mitchell has a background in asset management, including service as a managing director of an investment banking firm; David W. Niemiec has been a chief financial officer of a major corporation; Charles Rubens II has executive experience in the publishing industry along with service as a college trustee and president of a charitable society; Jan Hopkins Trachtman has an executive background in communications, including service as an anchor/ correspondent for CNN Financial News, and is the President of the Economic Club of New York; Robert E. Wade has had more than thirty years’ experience as a practicing attorney; Gregory H. Williams was president of a major university; William J. Lippman has former experience as a chief executive officer of an entity providing advisory and other services to certain of the Trusts; and Gregory E. Johnson and Jennifer M. Johnson are chief executive officers of entities providing advisory and other services to certain of the Trusts.

X.        The first paragraph in the “Organization, Voting Rights and Principal Holders” section beginning on page 46 of the SAI is replaced with the following:

The Funds are a diversified series of Franklin Value Investors Trust (Trust), an open-end management investment company, commonly called a mutual fund. The Trust was originally organized as a Massachusetts business trust on September 11, 1989, was reorganized effective November 2, 2015, as a Delaware statutory trust and is registered with the SEC.

XI.       The section entitled “Organization, Voting Rights and Principal Holders” beginning on page 47 of the SAI is supplemented with the following:

As of October 1, 2015 the principal shareholders of the Fund, beneficial or of record, were:

Name and Address	Share Class	Percentage (%)
All Cap Value Fund
FTB&T Custodian for the 403B of Roman Catholic Diocese of Burlington VT FBO Ann Roth 128 Cedar Ridge Drive Shelburne, VT 05482-6808	R	18.58
FTB&T Custodian for the 403B of Roman Catholic Diocese of Burlington VT FBO Monica Cayia 109 Farrington Parkway Burlington, VT 05408-2530	R	25.85
Ashim Mitra and Ranjana Mitra Trustee Mitra Consulting Services Inc. DEF BEN PLN 15065 Stearns Street Overland Park, Kansas 66221-7802	R	33.47
Ascensus Trust Company FBO Steven Potere IND K Ascensus Trust Company P.O. Box 10577 Fargo, ND 58106	R	13.55
Balance Sheet Fund
VOYA Retirement Insurance and Annuity Co. FBO Separate Account F 1 Orange Way B3N Windsor, CT 06095-4773	R	25.94
Capital Bank & Trust Company Trustee FBO United – BILT Homes 401 PSP 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	R	6.14
Rupert H. Johnson Jr. Trust Rupert H. Johnson Jr. Trustee One Franklin Parkway San Mateo, CA 94403-1906	Advisor	5.12
Mercer Trust Company Trustee FBO Arch Coal Employee Thrift Plan One Investors Way Norwood, MA 02062	Advisor	12.61
Currie Co. C O Fiduciary Trust Co. International P.O. Box 3199 Church Street Station New York, NY 10008	Advisor	8.11
Large Cap Value Fund
PIMS Prudential Retirement as Nominee For the Trustee Custodian PL 007 403 B 7 Tax Deferred Mutual C O Paradigm Equities Inc. 1216 Kendale Boulevard East Lansing, MI 48823-2503	R	40.72
William J. Lippman 55 Challenger Road, Suite 501 Ridgefield Park, NJ 07660	Advisor	8.70
Maryellie Johnson DEC TR Rupert H. Johnson, Jr. Trustee One Franklin Parkway San Mateo, CA 94403-1906	Advisor	15.30
MicroCap Value Fund
PIMS Prudential Retirement as Nominee For the Trustee Custodian PL 006 The Spectrum Brands 401(k) 3001 Deming Way, P.O. Box 620992 Middleton, WI 53562	Advisor	6.48
Currie Co. C O Fiduciary Trust Co. International P.O. Box 3199 Church Street Station New York, NY 10008	Advisor	10.16
MidCap Value Fund
Vivian Chen MD FBO Vivian Chen MD 401(k) Plan 805 S. Wheatley Street, Suite 600 Ridgeland, MS 39157-5005	R	9.16
Ken Caviness and Rodney Spriggs and Steve Wilcox Trustees Vintage Stock 401(k) Plan 202 E. 32nd Street Joplin, MO 64804-3802	R	37.00
Thomas Materna Trustee Thomas Materna MD PS PLN 20 Ferry Street Newark, NJ 07105-1420	R	13.14
William J. Lippman 55 Challenger Road, Suite 501 Ridgefield Park, NJ 07660	Advisor	13.56
Small Cap Value Fund
Hartford Life Insurance Co. Separate Account Attn. UIT Operations P.O. Box 2999 Hartford, CT 06104-2999	R	14.21
New York Life Trust Company 169 Lackawanna Avenue Parsippany, NJ 07054-1007	R6	9.57
VRSCO FBO AIGFSB Custodian Trustee FBO Akron Childrens Hospital 403B 2727-A Allen Parkway 4-D1 Houston, TX 77019	R6	7.39
Transamerica Life Insurance Company 440 Mamaroneck Avenue Harrison, NY 10528	Advisor	8.07

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As of October 1, 2015, the officers and board members, as a group, owned of record and beneficially 18.65% of All Cap Value Fund - Advisor Class, 8.50% of Balance Sheet Fund - Advisor Class, 29.21% of Large Cap Value Fund - Advisor Class, 5.49% of MicroCap Value Fund - Advisor Class and 19.73% of MidCap Value Fund - Advisor Class and less than 1% of the outstanding shares of the other classes of each Fund. The board members may own shares in other funds in Franklin Templeton Investments.

Please keep this supplement with your Statement of Additional Information for future reference.

FRANKLIN VALUE INVESTORS TRUST
FILE NOS. 033-31326 and 811-05878

PART C
Other Information

Item 28. Exhibits

The following exhibits are incorporated by reference to the previously document indicated below, except as noted:

(a) Agreement and Declaration of Trust

(i)	Agreement and Declaration of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(ii)	Certificate of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b) By-Laws

(i)	By-Laws dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(c) Instruments Defining rights of Securities Holders

(i)	Agreement and Declaration of Trust
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value, Distributions and Redemptions and Transfers
(d)	Article VIII, Certain Transactions - Section 4
(d)	Article X, Miscellaneous - Section 4

(ii)	By-Laws
(a)	Article II, Meetings of Shareholders
(b)	Article VI, Records and Reports- Section 1, 2 and 3
(c)	Article VII, General Matters Section 3, 4, 6 and 7
(d)	Article VIII Amendments - Section 1

(iii)	Part B, Statement of Additional Information – Item 22

(d) Investment Advisory Contracts

(i)

Form of Investment Management Agreement between Registrant on behalf of Franklin All Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(ii)

Form of Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(iii)

Form of Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(iv)

Form of Investment Management Agreement between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(v)

Form of Investment Management Agreement between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(vi)

Form of Investment Management Agreement between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(e) Underwriting contracts

(i)

Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(ii)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 25, 2011

(f) Bonus or Profit Sharing Contracts

Not Applicable

(g) Custodian Agreements

(i)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(ii)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(iii)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(iv)	Amendment dated September 24, 2015 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
(v)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(vi)	Amendment dated September 24, 2015 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

(vii)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(viii)	Amendment dated November 19, 2014 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(ix)	Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(x)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 033-07785

Filing Date: March 1, 1996

(xi)	Amendment dated September 24, 2015 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
(xii)

Form of Assignment of Master Custody Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(h) Other Material Contracts

(i)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(ii)

Subcontract for Fund Administration Services dated as of May 1, 2013 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin All Cap Value Fund, Franklin Large Cap Value Fund and Franklin MidCap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(iii)	Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(iv)

Form of Assignment of Transfer Agency and Shareholder Services Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and Franklin Templeton Investors Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(i) Legal Opinion

(i)	Opinion and Consent of Counsel dated October 30, 2015

(j) Other Opinions

Not Applicable

(k) Omitted Financial Statements

Not Applicable

(l) Initial Capital Agreements

(i)

Letter of Understanding relating to Initial Capital of Franklin Balance Sheet Investment Fund dated November 17, 1989

Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 21, 1995

(ii)

Letter of Understanding relating to Initial Capital of Franklin MicroCap Value Fund dated November 29, 1995

Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A

File No. 033-31326

Filing date: December 1, 1995

(iii)

Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund dated December 4, 1995

Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A

File No. 033-31326

Filing date: March 8, 1996

(iv)

Letter of Understanding relating to Initial Capital of Franklin Small Cap Value Fund - Class C dated August 30, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(v)

Letter of Understanding relating to Initial Capital of Franklin Large Cap Value Fund dated May 30, 2000

Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2001

(vi)

Letter of Understanding relating to Initial Capital of Franklin MidCap Value Fund dated June 29, 2005

Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: August 29, 2005

(vii)

Letter of Understanding relating to Initial Capital of Franklin All Cap Value Fund dated June 1, 2007

Filing: Post-Effective Amendment No. 35 to Registration Statement on

Form N-1A

File No. 033-31326

Filing Date: February 26, 2008

(m) Rule 12b-1 Plan

(i)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin All Cap Value Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(ii)

Form of Class A Distribution Plan pursuant to 12b-1 between the Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(iii)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(iv)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(v)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(vi)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(vii)

Form of Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(viii)

Form of Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(n) Rule 18f-3 Plan

(i)	Form of Multiple Class Plan for Franklin All Cap Value Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(ii)

Form of Multiple Class Plan on behalf of Franklin Balance Sheet Investment Fund

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(iii)	Form of Multiple Class Plan on behalf of Franklin MicroCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(iv)	Form of Multiple Class Plan for Franklin MidCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(v)	Form of Multiple Class Plan on behalf of Franklin Large Cap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(vi)	Form of Multiple Class Plan on behalf of Franklin Small Cap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(p) Code of Ethics

(i)	Code of Ethics dated May 1, 2013
Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

(q) Power of Attorney

(i)

Franklin Value Investors Trust, a Delaware statutory trust Powers of Attorney dated August 17, 2015

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

Item 29.    Persons Controlled by or under Common Control with Registrant

            None

Item 30.    Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of Investment Adviser

Franklin Advisory Services, LLC (Advisory Services) is an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources). The officers of Advisory Services also serve as officers for (1) Resources and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisory Services (SEC File 801-51967), incorporated herein by reference, which sets forth the officers of Advisory Services and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

Item 32.    Principal Underwriters

(a)   Franklin/Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin Alternative Strategies Fund
Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Custodian Funds
Franklin ETF Trust
Franklin Fund Allocator Series
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Municipal Securities Trust
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Free Trust
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin U.S. Government Money Fund
Institutional Fiduciary Trust
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

(b) The information required with respect to each director and officer of Distributors is incorporated by reference to Part B of this Form N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 008-05889).

(c)   Not Applicable.  Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

Item 33.    Location of Accounts and Records

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA  94403-1906 or its shareholder service agent, Franklin Templeton Investor Services LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-7313.

Item 34.    Management Services

There are no management-related service contracts not discussed in Part A or Part B.

Item 35.    Undertakings

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 30th day of October, 2015.

FRANKLIN VALUE INVESTORS TRUST

(Delaware statutory trust)

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Donald G. Taylor* Donald G. Taylor	President, Chief Executive Officer-Investment Management Dated: October 30, 2015

Laura F. Fergerson* Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: October 30, 2015

Robert G. Kubilis* Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: October 30, 2015

Edward I. Altman*	Trustee
Edward I. Altman Ann Torre Bates* Ann Torre Bates	Trustee Dated: October 30, 2015

Burton J. Greenwald*	Trustee
Burton J. Greenwald Jan Hopkins Trachtman* Jan Hopkins Trachtman	Dated: October 30, 2015 Trustee Dated: October 30, 2015

Gregory E. Johnson*	Trustee
Gregory E. Johnson Jennifer M. Johnson* Jennifer M. Johnson	Dated: October 30, 2015 Trustee Dated: October 30, 2015

William J. Lippman* William J. Lippman	Trustee Dated: October 30, 2015

Keith Mitchell*	Trustee
Keith Mitchell	Dated: October 30, 2015

David W. Niemiec* David W. Niemiec	Trustee Dated: October 30, 2015

Charles Rubens II* Charles Rubens II	Trustee Dated: October 30, 2015

Robert E. Wade*

Trustee
Robert E. Wade	Dated: October 30, 2015

Gregory H. Williams* Gregory H. Williams	Trustee Dated: October 30, 2015

*By:  /s/Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

FRANKLIN VALUE INVESTORS TRUST
REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION

EX-99.(g)(iv)	Amendment dated September 24, 2015 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

EX-99.(g)(vi)	Amendment dated September 24, 2015 to Schedule 1 of the Amendment dated May 16, 2001 to the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

EX-99.(g)(xi)	Amendment dated September 24, 2015 to Exhibit A of the Terminal Link Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

EX-99.(i)(i)	Opinion and Consent of Counsel dated October 30, 2015